FINANCIAL INSTRUMENTS - Summary of Level 3 Fair Value Were Equity Investments classified as Financial Assets at FVTOCI (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets at beginning of period	$ 2,942,675.9
Financial assets at end of period	3,576,078.1	$ 2,942,675.9
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at beginning of period	23,022.7	20,849.6	$ 6,282.1
Additions	915.3	2,007.3	14,887.2
Recognized in profit or loss	353.1	(137.7)	12.3
Recognized in other comprehensive income or loss	1,251.8	(499.0)	262.4
Disposals and proceeds from return of capital of investments	(750.4)	(347.8)	(128.0)
Transfers out of level 3 (Note)	(89.7)	(164.9)	0.0
Effect of exchange rate changes	(873.5)	1,315.2	(466.4)
Financial assets at end of period	$ 23,829.3	$ 23,022.7	$ 20,849.6